3. Loans, Allowance for Loan Losses and Credit Quality (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of Contracts modified as TDRs	12	5
Pre-Modification Outstanding Recorded Investment	$ 1,596,532	$ 344,831
Post- Modification Outstanding Recorded Investment	1,634,159	353,691
Commercial Real Estate
Number of Contracts modified as TDRs	1
Pre-Modification Outstanding Recorded Investment	301,823
Post- Modification Outstanding Recorded Investment	301,823
Residential real estate - 1st lien
Number of Contracts modified as TDRs	11	4
Pre-Modification Outstanding Recorded Investment	1,294,709	321,406
Post- Modification Outstanding Recorded Investment	1,332,336	330,266
Residential Real Estate Jr Lien
Number of Contracts modified as TDRs		1
Pre-Modification Outstanding Recorded Investment		23,425
Post- Modification Outstanding Recorded Investment		$ 23,425